UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-01311
The GAMCO Mathers Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO Mathers Fund
Third Quarter Report
September 30, 2009
To Our Shareholders,
     The Sarbanes-Oxley Act’s corporate governance regulations require a Fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.
     We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

Sincerely yours,

Bruce N. Alpert
Executive Vice President
November 20, 2009

GAMCO Mathers Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 10.2%
	Computer Software and Services — 5.0%
135,000	Sun Microsystems Inc.†	$1,227,150

	Wireless Communications — 5.2%
160,000	Centennial Communications Corp.†	1,276,800

	TOTAL COMMON STOCKS	2,503,950

Principal
Amount
	SHORT-TERM OBLIGATIONS — 89.8%
	Repurchase Agreements — 1.8%
$432,248	State Street Bank & Trust Co., 0.010%, dated 09/30/2009, due 10/01/09, proceeds at maturity, $432,248 (a)	432,248

	U.S. Treasury Bills — 88.0%
21,500,000	U.S. Treasury Bill, 0.030%††, 10/15/09 (b)	21,499,749

	TOTAL SHORT-TERM OBLIGATIONS	21,931,997

	TOTAL INVESTMENTS — 100.0% (Cost $24,498,361)	$24,435,947

	Aggregate book cost	$24,498,361

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(62,414)

	Net unrealized appreciation/depreciation	$(62,414)

		Market
Shares		Value
	SECURITIES SOLD SHORT — (3.6)%
	Common Stocks Sold Short — (3.6)%
	Consumer Products — (0.1)%
1,000	Harley-Davidson Inc.	$23,000

	Exchange Traded Funds — (3.0)%
1,000	Financial Select Sector SPDR	14,940
5,000	iShares Russell 2000 Index	301,150
5,000	PowerShares QQQ	211,250
2,000	SPDR Trust, Ser. 1	211,120

		738,460

	Retail — (0.5)%
3,000	Tiffany & Co.	115,590

	TOTAL SECURITIES SOLD SHORT (Total proceeds $880,113)	$877,050

	Aggregate proceeds	$880,113

	Gross unrealized appreciation	$4,832
	Gross unrealized depreciation	(1,769)

	Net unrealized appreciation/depreciation	$3,063

(a)	Collateralized by $445,000 U.S. Treasury Bill, due 03/25/10, market value $444,600.

(b)	At September 30, 2009, $1,500,000 of the principal amount was pledged as collateral for securities sold short.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

2

GAMCO Mathers Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Investments in	Investments in
	Securities	Securities
	(Market Value)	(Market Value)
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices*	$2,503,950	$(877,050)
Level 2 — Other Significant Observable Inputs**	21,931,997	—

Total	$24,435,947	$(877,050)

*	The industry classifications are detailed in the Schedule of Investments.

**	The Level 2 securities represent U.S. Treasury Bills and Repurchase Agreements as detailed in the Schedule of Investments.
There were no Level 3 investments held at December 31, 2008 or September 30, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2009, there were no open futures contracts.
3. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $13,474,608, which are available to reduce future required distributions of net capital gains to shareholders. $11,427,048 is available through 2010; $670,200 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

3

GAMCO Mathers Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Anthony R. Pustorino
Chairman and Chief	Certified Public Accountant,
Executive Officer	Professor Emeritus
GAMCO Investors, Inc.	Pace University

E. Val Cerutti	Werner J. Roeder, MD
Chief Executive Officer	Medical Director
Cerutti Consultants, Inc.	Lawrence Hospital

Anthony J. Colavita	Henry G. Van der Eb, CFA
President	President and Chief
Anthony J. Colavita, P.C.	Executive Officer
GAMCO Mathers Fund
Vincent D. Enright
Former Senior Vice President	Anthonie C. van Ekris
and Chief Financial Officer	Chairman
KeySpan Corp.	BALMAC International, Inc.

Officers and Portfolio Manager

Henry G. Van der Eb, CFA	Anne E. Morrissy, CFA
President and	Executive Vice President
Portfolio Manager
Heidi M. Koontz
Bruce N. Alpert	Vice President
Executive Vice President
and Secretary	Edith L. Cook
Vice President
Agnes Mullady
Treasurer	Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1726Q309SR
GAMCO
GAMCO Mathers Fund
THIRD QUARTER REPORT
SEPTEMBER 30, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The GAMCO Mathers Fund

By (Signature and Title)*	/s/ Henry G. Van der Eb

Henry G. Van der Eb, Chief Executive Officer
Date 10/14/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Henry G. Van der Eb

Henry G. Van der Eb, Chief Executive Officer
Date 10/14/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 11/25/09

*	Print the name and title of each signing officer under his or her signature.